CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2021	Sep. 30, 2020
Preferred stock, authorized	16,666,667
Common stock, par value (in dollars per share)	$ 0.0001
Common stock, authorized	316,666,667
Common stock, issued	133,470,018	114,320,910
Common stock, outstanding	133,470,018	114,320,910
Series B Convertible Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, authorized	3,333,334	3,333,334
Preferred stock, issued	200,000	200,000
Preferred stock, outstanding	200,000	200,000
Liquidation preference	$ 1.50	$ 1.50
Series A Convertible Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, authorized	3,333,334	3,333,334
Preferred stock, issued	0	30,667
Preferred stock, outstanding	0	30,667
Liquidation preference	$ 0.15	$ 0.15